ETP Holders Payable - Schedule of Fair Market Value of ETPs (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	$ 622,304,667	$ 871,162,347	$ 384,190,602
Valour AAVE SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	616,350	729,499
Valour Aerodome SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	905,243	383,088
Valour Akash SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	132,566	311,261
Valour Algorand SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	152,328
Valour Aptos EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	3,000
Valour Aptos SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	857,715	2,560,659
Valour Arweave SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	220,187	225,498
Valour Arbitrum SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	277,287
Valour ASI SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	931,407	732,181
Valour Avalanche EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	142,626	284,496
Valour BCIX STOXX USD [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	373,434	1,148,298
Valour Avalanche SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	9,220,824	22,146,770
Valour Binance EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	84,953	53,964
Valour Binance SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	1,156,463	1,285,371
Valour Bitcoin Carbon Neutral EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	15,575	18,546
Valour Bitcoin Physical Carbon Neutral USD [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	889,656	811,050
Valour Bitcoin Cash SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	83,327
Valour Bitcoin Staking SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	3,881,877	4,590,500
Valour Bitcoin Zero EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	20,476,740	23,403,581
Valour Bitcoin Zero SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	199,124,760	203,609,067
Valour Bittensor SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	4,879,220	4,404,154
Valour BTC Staking EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	54,774	115,021
Valour Cardano EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	201,420	280,720
Valour Cardano SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	23,005,260	59,141,651
Valour Celestia (Tia) Sek [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	50,886
Valour Chainlink SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	4,260,531	4,842,016
Valour Core SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	206,379	2,310,748
Valour Cosmos EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	5,112	2,703
Valour Cronos (Cro) Sek [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	131,790
Valour Curve DAO SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	1,391,928
Valour Digital Asset Basket 10 EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	476,270	514,870
Valour Digital Asset Basket 10 SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	1,728,809	2,076,557
Valour Dogecoin EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	203,516
Valour Dogecoin SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	6,295,278	5,512,539
Valour Ethereum Physical Staking USD [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	292,932	336,805
Valour Enjin EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	10,116	10,689
Valour Ethena (Ena) Sek [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	324,078
Valour Ethereum Zero EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	2,527,907	2,293,175
Valour Ethereum Zero SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	58,650,705	65,394,894
Valour Fantom SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	292,946	913,954
Valour Filecoin SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	104,428
Valour Flare SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	38,686
Valour Floki SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	30,504
Valour Four SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	10,248
Valour Hedera EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	1,181,185	2,463,347
Valour Hedera Physical Staking USD [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	2,431,247	4,462,562
Valour Hedera SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	4,672,437	7,957,619
Valour Hyperliquid (Hype) Sek [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	763,491
Valour ICP SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	1,938,780	4,485,250
Valour ICP USD [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	2,845,037	10,046,563
Valour Immutable SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	60,145
Valour Injective SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	1,446,640	1,135,831
Valour Iota SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	101,737
Valour Jupiter SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	569,432	422,782
Valour Kaspa SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	1,060,250	530,550
Valour KRG BULL BTC X2 SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	50,613
Valour KRG BULL ETH X2 SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	14,830
Valour Lido SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	290,233	68,585
Valour Litecoin SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	207,192
Valour Mantle (Mnt) Sek [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	253,785
Valour Mantra SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	30,117
Valour Near SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	2,479,574	6,578,213
Valour OKB SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	29,248
Valour Ondo (Ondo) Sek [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	614,176
Valour Optimism SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	19,050
Valour Pendle SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	338,093	157,125
Valour Pepe SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	137,595
Valour Pi (Pi) Sek [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	25,329
Valour Polkadot EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	48,121	185,163
Valour Polkadot SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	5,705,512	17,577,389
Valour Polygon SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	23,902
Valour PYTH SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	276,689	346,458
Valour Quant SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	70,819
Valour Render EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	36,049
Valour Render SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	2,170,348	1,115,875
Valour Ripple SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	37,594,228	35,958,640
Valour SEI SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	1,810,747	848,165
Valour Shiba Inu (Shib) Sek [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	51,886
Valour Short BTC SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	987,903	214,871
Valour Sky SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	37,632
Valour Solana EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	5,795,075	9,286,531
Valour Solana SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	169,092,078	302,344,070
Valour Stacks SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	9,172
Valour Starknet SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	216,327	97,429
Valour Stellar SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	724,295
Valour Story SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	7,514
Valour Sui EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	174,515
Valour SUI SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	25,440,018	45,854,560
Valour Tether SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	128,098
Valour The Graph SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	7,459
Valour Theta SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	26,660
Valour Thorchain SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	143,906	416,122
Valour Toncoin SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	721,620	2,215,154
Valour Tron SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	99,144
Valour Uniswap EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	289,717	249,785
Valour Uniswap SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	2,020,979	5,380,580
Valour Unus Sed Leo SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	5,265
Valour Vechain (Vet) Sek [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	52,197
Valour Virtuals SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	1,172,290
Valour Worldcoin SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	950,460	105,712
Valour Wormhole SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	$ 133,785	$ 213,091